Del Mar Gateway 11988 El Camino Real Suite 200 San Diego, CA 92130-2594 858.720.6300 858.720.6306 fax www.luce.com

February 27, 2009

Mr. Christian Windsor, Special Counsel

Division of Corporation Finance

U. S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4561

Re:	Gateway Pacific Bancorp

Amendment No. 2 to Registration Statement on Form S-1

Filed on February 4, 2009

File No. 333-152488

Dear Mr. Windsor:

Thank you for your comment letter dated February 19, 2009. We have reviewed it and are responding to your comments to Amendment No. 2 to Registration Statement on Form S-1 of Gateway Pacific Bancorp (the “Company”). We expect to file Pre-Effective Amendment No. 3 to such registration statement (“Amended S-1”) via EDGAR on February 27, 2009, in response to your comments. For future fax correspondence, please fax 858-523-4312 rather than 858-350-3581.

The following is a response to each of your comments (in the order of your comments) and a discussion of changes that were made and their location in the Amended S-1. One clean and two marked courtesy copies of the Amended S-1 are enclosed. All references to page numbers herein refer to the marked copies of the Amended S-1 unless otherwise stated.

Form S-1/A

Our Business, page 11

1.	Comment:

Please refer to comment 3 to our letter dated January 28, 2009. Please provide greater detail with respect to current economic conditions in National City and other areas in which the bank will operate. For example, disclose whether commercial real estate values have declined. Also, tell investors how, if at all, California’s economic strains have impacted, or might impact, the bank’s business.

Response:

Our disclosure on page 15 of the Amended S-1 has been modified and expanded to provide greater detail with respect to current economic conditions in National City and other areas in which the bank will operate, including whether commercial real estate values have declined and how, if at all, California’s economic strains have impacted, or might impact, the bank’s business.

Mr. Christian Windsor

February 27, 2009

The Company would like to have the registration statement declared effective as soon as possible, so that the Company can begin raising funds and capitalize its proposed bank for its scheduled opening. We further would appreciate your earliest review of the Amended S-1 and your communication by telephone of the earliest time when we may file an acceleration request.

I can be reached by e-mail at censz@luce.com or by telephone at 858.720.6361. In my absence, please contact Kurt Kicklighter at kicklighter@luce.com, or telephone at 619.699.2526.

Respectfully submitted,

/s/ Chad R. Ensz
Chad R. Ensz
for
Luce, Forward, Hamilton & Scripps LLP

Enclosure

cc: By e-mail
Mr. Kurt L. Kicklighter, Esq. (kkicklighter@luce.com)
Mr. Frederick J. (Rick) Mandelbaum (rjmande47@hotmail.com)
Mr. Kirk Colburn (kcolburn5@mac.com)
Mr. Bob Sjogren (rsjogren@carpentercompany.com)